Employee Benefit Plans	12 Months Ended
Dec. 31, 2018
Employee Benefit Plans [Abstract]
Employee Benefit Plans	EMPLOYEE BENEFIT PLANS
The Company maintains a 401(k) plan for the benefit of its employees. The Company matches the employees' contributions up to 3% of the employees' salary and may also make annual discretionary contributions. Total 401(k) expense recognized by the Company was $784,000, $755,000 and $874,000 for the years ended December 31, 2018, 2017 and 2016, respectively.